Consolidated Statements of Earnings - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Revenue	$ 11,506,825,000	$ 10,845,066,000
Operating expenses
Costs of services, selling and administrative	9,801,791,000	9,257,659,000
Acquisition-related and integration costs	37,482,000	10,306,000
Restructuring costs	100,387,000	88,628,000
Net finance costs	73,885,000	69,792,000
Foreign exchange loss	3,300,000	784,000
Operating expenses	10,016,845,000	9,427,169,000
Earnings before income taxes	1,489,980,000	1,417,897,000
Income tax expense	348,578,000	382,702,000
Net earnings	$ 1,141,402,000	$ 1,035,195,000
Earnings per share
Basic earnings per share (CAD per share)	$ 4.02	$ 3.48
Diluted earnings per share (CAD per share)	$ 3.95	$ 3.41